Share-based Compensation Plans and Shares Held in Trust (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Share-based Compensation Expense

Share-based compensation expense	$ million
	2018		2017	2016
Equity-settled	531		422	488
Cash-settled	—	[A]	380	205
Total	531		802	693

 [A] As from 2018 components of share-based payments (related to tax) that were previously classified as cash-settled are classified as equity-settled (see Note 2). On an incidental basis awards may be cash settled, where an equity settlement is not possible under local regulations.

Schedule of Share Awards Under Share Based Payment

The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depository Shares (ADSs) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. Shares and ADSs vest for nil consideration.

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2018	33	12	9	0.9
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2018	30	12	8	1.0
At January 1, 2017	36	12	10	1.0
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2017	33	12	9	0.9